UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name: ZLP Master Opportunity Fund, Ltd.

Address: c/o Goldman Sachs (Cayman) Trust Limited
         Harbour Centre
         Cayman Corporate Ctr.
         PO Box 896
         George Town, Grand Cayman
         Cayman Islands, B.W.I.

13F File Number: 28-10775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Director
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York          November 14, 2005
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-10550                   Zimmer Lucas Capital, LLC
   --------------------------------------------------------------------




02192.0001 #617330